Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Inventories

Inventories increased by 20 million euros compared to December 31, 2016 and consisted of the following:

	As of December 31,
	2017	2016
	(millions of euros)
Raw materials and supplies	1	1
Work in progress and semi-finished products	3	3
Finished goods	286	266

Total	290	270